Derivative financial instruments - Impact on profit or loss (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amount of net derivative financial asset (liabilities)	€ (391.3)	€ 305.0	€ (309.4)
Expected Cash Flows	(391.3)	304.6	(273.9)
Less than one year
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(188.1)	284.5	(278.0)
Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(104.1)	6.6	(25.7)
Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(83.1)	4.8	5.1
Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(100.7)	3.2	5.8
Thereafter
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(125.1)	5.5	18.9
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amount of net derivative financial asset (liabilities)	(6.7)	7.9	(8.2)
Expected Cash Flows	(6.7)	7.5	26.2
Interest rate swaps [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amount of net derivative financial asset (liabilities)	(0.7)	1.6	(10.4)
Expected Cash Flows	(0.7)	1.5	(2.1)
Interest rate swaps [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(0.2)	0.2	4.0
Interest rate swaps [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(0.6)	1.9	2.8
Interest rate swaps [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(1.0)	1.5	3.8
Interest rate swaps [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(4.2)	2.4	17.7
Other than aircraft purchases forward contract
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amount of net derivative financial asset (liabilities)	(181.4)	238.9	44.9
Expected Cash Flows	(181.4)	238.9	54.7
Other than aircraft purchases forward contract | Less than one year
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(153.4)	224.8	86.3
Other than aircraft purchases forward contract | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(28.4)	6.4	(37.1)
Other than aircraft purchases forward contract | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	0.4	2.9	2.3
Other than aircraft purchases forward contract | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows		1.7	2.0
Other than aircraft purchases forward contract | Thereafter
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows		3.1	1.2
Aircraft purchases contract
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amount of net derivative financial asset (liabilities)	(413.0)		250.4
Expected Cash Flows	(413.0)		241.7
Aircraft purchases contract | Less than one year
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(34.0)		180.3
Aircraft purchases contract | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(75.5)		61.4
Aircraft purchases contract | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(82.9)
Aircraft purchases contract | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(99.7)
Aircraft purchases contract | Thereafter
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows	(120.9)
Commodity forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amount of net derivative financial asset (liabilities)	209.8	58.2	(596.5)
Expected Cash Flows	209.8	58.2	(596.5)
Commodity forward contracts [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Net Carrying Amount of net derivative financial asset (liabilities)	€ 209.8	58.2	(542.6)
Expected Cash Flows		€ 58.2	(542.5)
Commodity forward contracts [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Expected Cash Flows			€ (54.0)